SUPPLEMENT TO PROSPECTUS DATED MAY 3, 1999 AND REVISED EFFECTIVE AUGUST 27, 1999
                        SUPPLEMENT DATED JANUARY 3, 2000

This Supplement should be retained with the current Prospectus for your variable life policy issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                    A. ADDITIONAL VARIABLE INVESTMENT OPTION

                           VARIABLE INVESTMENT OPTIONS

THE FOLLOWING UNDERLYING PORTFOLIO IS BEING ADDED TO THE SECTION ENTITLED "WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE VARIABLE INVESTMENT OPTIONS? WHAT CHARGES ARE MADE BY THE PORTFOLIOS IN WHICH THESE OPTIONS INVEST?"


------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                        PORTFOLIO
       STYLE/                                  INVESTMENT OBJECTIVES/POLICIES                                            ADVISOR/
       TYPE                                                                                                           SUB-ADVISOR

------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST ALGER ALL-CAP GROWTH:  SEEKS LONG-TERM  CAPITAL GROWTH.
                     The Portfolio invests primarily in equity securities,  such
                     as  common or  preferred  stocks,  that are  listed on U.S.                                      Fred Alger
     GROWTH          exchanges or in the over-the-counter  market. The Portfolio                                   Management, Inc.
                     may invest in the equity  securities  of  companies  of all sizes, and may emphasize either larger or smaller companies at a given time based on the  Sub-advisor's  assessment  of particular companies and market conditions.

------------------- ------------------------------------------------------------------------------------------------ ---------------

1 This Portfolio commenced operations as of December 30, 1999. "Other expenses" shown are based on estimated amounts for the fiscal year ending December 31, 2000. The Total Net Annual Expenses reflects an Estimated Distribution and Service (12b-1) Fee of 0.06%. American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimate is derived from data regarding other similar Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended June 30, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

                            B. NOTICE OF SUBSTITUTION

PROPOSED SUBSTITUTION

American Skandia has filed an application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" with the "Substitute Portfolio/Sub-Account".

----------------------------------------------------------------- ------ -----------------------------------------------------------
                 REPLACED PORTFOLIO/SUB-ACCOUNT                                       SUBSTITUTE PORTFOLIO/SUB-ACCOUNT

----------------------------------------------------------------- ------ -----------------------------------------------------------
----------------------------------------------------------------- ------ -----------------------------------------------------------
Alger American Growth portfolio of The Alger American Fund/AA            AST MFS Growth portfolio of American Skandia Trust/AST MFS
Growth Sub-account                                                       Growth Sub-account

----------------------------------------------------------------- ------ -----------------------------------------------------------
----------------------------------------------------------------- ------ -----------------------------------------------------------
Alger American MidCap Growth portfolio of The Alger American             AST Alger All-Cap Growth portfolio of American Skandia
Fund/AA MidCap Growth Sub-account                                        Trust/AST Alger All-Cap Growth Sub-account

----------------------------------------------------------------- ------ -----------------------------------------------------------

In the application to the SEC, American Skandia is seeking permission to allow transfers from the Replaced Portfolio/Sub-account to any other investment options available under the Annuity for a period of 30 days following the substitution without the imposition of any transfer fee. Under the proposed substitution, such transfers would not count in determining whether the maximum number of free transfers has been exceeded. Furthermore, under the proposed substitution, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would likewise not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The proposed substitution will not affect your rights or our obligations under the Annuity. American Skandia will bear any expenses in connection with the proposed substitution.

CONTRACT OWNERS WITH ACCOUNT VALUE ALLOCATED TO THE REPLACED PORTFOLIO/SUB-ACCOUNT MAY REMAIN IN THE SUB-ACCOUNT UNTIL THE EARLIEST TO OCCUR
OF: (1) THE DATE THEY TRANSFER ACCOUNT VALUE OUT OF THE REPLACED PORTFOLIO/SUB-ACCOUNT; OR (2) THE DATE THE PROPOSED SUBSTITUTION IS COMPLETED. ON OR AFTER THE DATE OF THE SUBSTITUTION, THE REPLACED PORTFOLIO/SUB-ACCOUNT WILL NO LONGER EXIST. CONTRACT OWNERS WILL NO LONGER BE ABLE TO ALLOCATE ACCOUNT VALUE TO THE REPLACED PORTFOLIO/SUB-ACCOUNT AFTER THE SUBSTITUTION DATE.

ASTr/FPVLI-SUPP. (01/03/2000)                                          VLI 01/03